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              SUPPLEMENT TO THE CLASS A, B AND C SHARES PROSPECTUS

                        CREDIT SUISSE TAX EFFICIENT FUND
                       CREDIT SUISSE LARGE CAP VALUE FUND

THE FOLLOWING INFORMATION SUPERCEDES CERTAIN INFORMATION CONTAINED IN THE FUNDS' PROSPECTUS.

The following information replaces the information set forth on page 9 of the funds' prospectus:

                          AVERAGE ANNUAL TOTAL RETURNS

                              ONE YEAR   FIVE YEARS   10 YEARS    LIFE OF    INCEPTION
   PERIOD ENDED 12/31/02:       2002      1998-2002   1993-2002    CLASS       DATE
TAX EFFICIENT FUND
CLASS A
RETURN BEFORE TAXES            -30.64%     -1.96%       6.52%      7.32%      12/15/86

RETURN AFTER TAXES ON
DISTRIBUTIONS                  -30.70%     -2.54%       5.13%      5.49%

RETURN AFTER TAXES ON
DISTRIBUTIONS AND SALE
OF FUND SHARES                 -18.81%     -1.35%       5.07%      5.45%

CLASS B
RETURN BEFORE TAXES            -29.87%     -1.54%       N/A        4.10%       2/28/96

CLASS C
RETURN BEFORE TAXES            -27.68%      N/A         N/A      -16.50%       2/28/00

S&P 500 INDEX(1) (REFLECTS
NO DEDUCTIONS FOR FEES,
EXPENSES OR TAXES)             -22.10%     -0.58%       9.34%    -17.05%(6)

LARGECAP VALUE FUND

CLASS A
RETURN BEFORE TAXES            -20.61%      1.02%       9.55%     11.20%       9/19/49

RETURN AFTER TAXES ON
DISTRIBUTIONS                  -21.31%     -0.57%       7.62%      8.88%

RETURN AFTER TAXES ON
DISTRIBUTIONS AND SALE
OF FUND SHARES                 -12.30%      0.77%       7.48%      8.84%

CLASS B
RETURN BEFORE TAXES            -19.65%      1.49%       N/A        7.35%       2/28/96

CLASS C
RETURN BEFORE TAXES            -17.25%      N/A         N/A       -2.68%       2/28/00

RUSSELL 1000 VALUE INDEX(2)
(REFLECTS NO DEDUCTIONS
FOR FEES, EXPENSES OR
TAXES)                         -15.52%      1.16%      10.80%     -6.77%(6,7)

(1) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co. Inc.

(2) The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company.

Dated: March 17, 2003                                          CSDVI-16-0303
                                                                    2003-013